Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Fair Values Of Derivative Instruments

Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other assets — Other		Other current liabilities		Other Long-term liabilities
At March 31:	2013	2012	2013	2012	2013	2012	2013	2012
Derivatives designated as hedging instruments:
Interest rate swap contracts	¥—	¥—	¥—	¥—	¥110	¥299	¥19	¥84
Cross-currency interest rate swap contracts	—	90	—	—	—	—	—	—

Total derivatives designated as hedging instruments	¥—	¥90	¥—	¥—	¥110	¥299	¥19	¥84

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥248	¥342	¥—	¥—	¥3,372	¥2,155	¥—	¥6
Cross-currency swap contracts	60	131	16	66	3	43	6	20
Interest rate swap contracts	—	—	—	—	23	27	3	—
Cross-currency interest rate swap contracts	245	1,809	258	1,112	932	777	294	298

Total derivatives not designated as hedging instruments	¥553	¥2,282	¥274	¥1,178	¥4,330	¥3,002	¥303	¥324

Total	¥553	¥2,372	¥274	¥1,178	¥4,440	¥3,301	¥322	¥408

Schedule Of Income Effect Of Derivative Instruments In Cash Flow Hedges

Income Effect of Derivative Instruments

(¥ in millions)
	Gain (Loss) Recognized in Other Comprehensive Income and Realized in Net Income, before tax
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2013:
Interest rate swap contracts	¥(76)	Interest expense	¥(316)
Cross-currency interest rate swap contracts	(468)	Interest expense	(43)
		Foreign exchange gain (loss)-net	(444)

Total	¥(544)		¥(803)

For the year ended March 31, 2012:
Foreign exchange contracts	¥—	Revenues	¥3
Interest rate swap contracts	(175)	Interest expense	(963)
Cross-currency interest rate swap contracts	276	Interest expense	(175)
		Foreign exchange gain (loss)-net	364

Total	¥101		¥(771)

For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

Schedule Of Derivative Instruments Not Designated As Hedging Instruments

(¥ in millions)
	Gain (Loss) Recognized in Net Income, before tax
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2013:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(9,680)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	(495)
Interest rate swap contracts	Other—net	(25)
Cross-currency interest rate swap contracts	Other—net	(3,035)

Total		¥(13,235)

For the year ended March 31, 2012:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(373)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	55
Interest rate swap contracts	Other—net	(104)
Cross-currency interest rate swap contracts	Other—net	2,644

Total		¥2,222

For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035